Supplement Dated October 2, 2014
To the Product Prospectuses for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account M

Lincoln VULONE 2007	Lincoln VULDB-IV
Lincoln AssetEdge/Exec® VUL	Lincoln VULCV
Lincoln VULONE 2005	Lincoln VULCV-IV
Lincoln VULONE

Lincoln Life Flexible Premium Variable Life Account R

Lincoln SVULONE 2007	Lincoln SVUL-IV
Lincoln PreservationEdgeSM SVUL	Lincoln SVULONE

Lincoln Life Flexible Premium Variable Life Account S
Lincoln Corporate Commitment VUL
Lincoln Corporate Variable 5

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Lincoln AssetEdge/Exec® VUL

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Lincoln SVULONE 2007
Lincoln PreservationEdgeSM SVUL
Lincoln SVUL-IV

LLANY Separate Account S for Flexible Premium Variable Life Insurance

Lincoln Corporate Commitment VUL
Lincoln Corporate Variable 5

This supplement outlines certain changes to your variable universal life insurance product prospectus.  It is for informational purposes only; no action is required on your part.  Keep this supplement with your prospectus for future reference.

Changes to “Sub-Accounts and Funds” section of the prospectus:

Effective October 1, 2014, Jackson Square Partners, LLC has been appointed co-sub-adviser of the LVIP Delaware Foundation® Aggressive Allocation Fund.